REVENUES - Schedule of revenues by product (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
REVENUES
Total revenues	¥ 42,000	¥ 65,497,646	$ 9,366,039	¥ 92,256,302	¥ 118,678,591
Sales of photovoltaic products
REVENUES
Total revenues		62,527,592		89,991,217	116,262,223
Sales of other solar materials
REVENUES
Total revenues		2,970,054		2,265,085	2,374,386
Sales of solar projects
REVENUES
Total revenues		¥ 0		¥ 0	¥ 41,982